Acquisitions - Reverse acquisitions of Better Choice and Bona Vida by TruPet - Additional Information (FY) (Details) $ in Thousands	May 06, 2019 USD ($)
Acquisitions [Abstract]
Total purchase price	$ 146,569
Loss on acquisitions	147,376
Better Choice Company
Acquisitions [Abstract]
Total purchase price	37,949
Loss on acquisitions	39,598
Bona Vida
Acquisitions [Abstract]
Total purchase price	108,620
Loss on acquisitions	$ 107,778